Note 22 - Business Acquisitions	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of business combinations [text block]
22.	BUSINESS ACQUISITIONS

DenseLight
On
May 11, 2016,
the Company acquired all the issued and outstanding shares of DenseLight, a designer, manufacturer and distributor of photonic sensing and optical light source products for consideration of
$10,500,000.
The all stock purchase was accomplished with the issuance of
13,611,150
common share of the Company at a price of
$0.7714
per share. The Company also committed to issuing shares representing
$1,000,000
to the sellers in the event that DenseLight meets or exceeds a pre-determined revenue target during calendar
2016.

This acquisition provides the Company with direct and preferred access to a fab infrastructure for future product development, access to product sales and channel distribution networks and a broader product portfolio of photonic products, technology and know-how.

Upon closing the acquisition, the Company negotiated a settlement agreement relating to obligations that were due to past or current employees of DenseLight. As part of the settlement agreement, the Company issued
1,738,236
common shares at a price of
$0.7714
per share for a total of
$1,343,629.
The Company also paid
$240,266
to current and past employees as part of the debt settlement. Accounts payable and accrued liabilities included
$184,570
that was due to past and current employees have been settled.

The Company also settled a loan of
$500,000
owing to EDB Investments Pte. Ltd., an investor in DenseLight, with the issuance of
648,150
shares at a price of
0.771
per share.

Former management shareholders of DenseLight agreed
not
to sell, transfer, pledge or otherwise dispose of
50%
of their shares of the Company for periods up to
twelve
months, which have since expired. All management shareholders will be able to sell their remaining
50%
after
24
months from closing. Former non-management shareholders of DenseLight are no
longer restricted from selling their shares.

On acquisition, DenseLight held accounts receivable and unbilled revenue in the amount of
$198,898
which reflected their fair value. The Company does
not
expect that there will be any contractual cash flows that
may
not
be realized. The billed receivables at closing have been subsequently collected.

The acquisition has been accounted for using the acquisition method of accounting. Acquisition related costs of
$197,284
were expensed in the year and included in selling, marketing and administrative expenses.

A final assessment of the fair value of identifiable assets and liabilities acquired has been completed. The assessment of the purchase price allocation on the date of purchase has been determined as follows:

Fair value of consideration paid

Fair value of 13,611,150 shares issued	$10,500,000
Contingent consideration payable	283,130
Total consideration	$10,783,130

Recognised amounts of identifiable net assets:

Cash	$2,971
Accounts receivables and unbilled revenue	198,898
Prepaid and other current assets	293,386
Inventory	319,257
Property and equipment	8,635,650
Customer relationships	186,131
Goodwill	6,630,544
Trade payables	(2,979,546)
Loans and advances	(1,000,000)
Deferred tax liability	(1,504,161)

Net assets acquired	$10,783,130

Loans and advances include
$500,000
that was advanced to DenseLight by the Company prior to its acquisition. This advance was used by DenseLight to cover the expenses required for the development under the Development Services Agreement between DenseLight and the Company, based on the special pricing negotiated between the parties.

The purchase and sale agreement provides for an additional
$1,000,000
worth of shares to be issued to the sellers should gross revenue from DenseLight exceed certain targets for
2016.
The fair value of this contingent consideration payable is determined by estimating the probability of the Company making that future payment and then discounting it to present value using a discount rate of
9%
being the estimated cost of debt for the Company. At
December 31, 2016,
DenseLight did
not
exceed the established revenue targets for
2016.
The Company has therefore adjusted the fair value of contingent consideration to nil
through earnings.

From the date of acquisition through
December 31, 2016,
DenseLight contributed
$1,861,747
to consolidated revenues and
$3,182,562
to consolidated net loss. Had the acquisition occurred on
January 1, 2016,
the Company estimates that DenseLight's contribution to consolidated revenue would have been
$2,316,169
(unaudited) and would have contributed net loss of
$2,344,976
(unaudited). In determining these amounts, the Company assumed that the preliminary fair value adjustments that arose on the acquisition date would have been the same had the acquisition occurred on
January 1, 2016.

A deferred tax liability of
$1,504,161
was created on the date of purchase and related to the fair value adjustment of the assets acquired. The change in the fair value assets acquired arising from amortization or the sale of assets resulted in a deferred tax recovery of
$297,940
in
2017
and
$200,596
in
2016.
Deferred tax liability at
December 31, 2017
and
2016
was
$1,005,627
and
$1,303,567
respectively.

BB Photonics
On
June 22, 2016,
the Company acquired all the issued and outstanding shares of BB Photonics, a designer of integrated photonic solutions for the data communications market for consideration of
$1,550,000.
The all stock purchase was accomplished with the issuance of
1,996,090
common share of the Company at a price of
$0.777
per share.

The acquisition of BB Photonics provides the Company with additional differentiated intellectual property and know-how for product development which will enable the Company to better service its first
identified commercialization market, the end-to-end data communications market, and augment its sensing roadmap.

The acquisition has been accounted for using the acquisition method of accounting. Acquisition related costs of
$59,930
were expensed in the year and included in selling, marketing and administrative expenses.

A final assessment of the fair value of identifiable assets and liabilities acquired has been completed. The assessment of the purchase price allocation on the date of purchase has been determined as follows:

Fair value of consideration paid

Fair value of 1,996,090 shares issued	$1,550,000

Recognised amounts of identifiable net assets:

Cash	$15,820
Property and equipment	70,379
Intangibles	714,000
Goodwill	1,050,459
Trade payables	(7,918)
Deferred tax liability	(292,740)
Net assets acquired	$1,550,000

From the date of acquisition through
December 31, 2016,
BB Photonics contributed
nil
to consolidated revenues and
$181,782
to consolidated net loss. Had the acquisition occurred on
January 1, 2016,
the Company estimates that BB Photonics' contribution to consolidated revenue would have been nil
(unaudited) and it would have contributed net loss of
$272,793
(unaudited). In determining these amounts, the Company assumed that the preliminary fair value adjustments that arose on the acquisition date would have been the same had the acquisition occurred on
January 1, 2016.

A deferred tax liability of
$292,740
was created on the date of purchase and related to the fair value adjustment of the assets acquired. There was no
amortization of related intangible assets in
2017
or
2016,
therefore there has been
no
amortization of the deferred tax liability.